Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Current assets:
Cash and cash equivalents	$ 100,057	$ 7,565	$ 1,116,101
Subscription receivable	100,000
Total current assets	392,095	547,023	1,334,448
Intangible assets, net	1,958,333	2,083,333	2,333,333
Deferred offering costs	516,829
Right of use asset	13,790
Total assets	2,881,047	2,630,356	3,667,781
Current liabilities:
Accounts payable	542,834	287,457	70,175
Accrued expenses	117,356	199,256
Right of use liability, current portion	9,497
Subscription liability	50,000
Total current liabilities	777,950	590,715
Right of use liability	5,021
Total liabilities	782,971	590,715	103,840
Stockholders’ equity:
Common stock, value	1,016	920	894
Additional paid-in capital	9,780,526	5,843,622	5,525,773
Accumulated deficit	(7,683,466)	(3,804,901)	(1,962,726)
Total stockholders’ equity	2,098,076	2,039,641	3,563,941
Total liabilities and stockholders’ equity	2,881,047	2,630,356	3,667,781
Related Party [Member]
Current assets:
Accounts receivable, related party	64,698	224,692	93,920
Advances to related party	127,340	314,766	124,427
Current liabilities:
Accounts payable, related party	$ 58,263	$ 104,002	$ 33,665